Summary of Significant Accounting Policies - Additional Information (Detail)						12 Months Ended
	Jan. 01, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Mar. 20, 2019	May 01, 2018	Apr. 04, 2018	Dec. 31, 2019 USD ($) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2018 USD ($) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2017 CNY (¥) Customer	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Line Items]
Contract assets						$ 433,151,080						¥ 3,015,511,191	¥ 919,033,354
Applicable tax rate						13.00%	13.00%
Change in risk assurance liabilities						$ 180,177,741	¥ 1,254,361,399
Intangible assets estimated useful lives						1-10 years	1-10 years
Account receivables						$ 27,334,388						190,296,539	¥ 80,877,066
Remaining unsatisfied performance obligations pertaining to post-origination services						$ 25,918,052						¥ 180,436,296
Land use right, term						38 years	38 years
Impairment loss recognized for intangible assets						$ 0		$ 0		$ 0
Legal obligation for employee benefits						0
Defined contribution plan expensed incurred						6,137,034	¥ 42,724,802		¥ 71,413,352		¥ 35,004,467
Advertising costs						12,342,913	85,928,890		9,994,935		43,470,301
VAT incurred						$ 113,871,846	¥ 792,753,015		¥ 810,200,790		¥ 280,586,358
RMB/US$1.00 exchange rate						6.9618						6.9618
Operating lease weighted average discount rate						3.15%						3.15%
Weighted average remaining lease term						25 months						25 months
Sales Revenue, Net [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer						0	0	0	0	0	0
Loan Receivable and Financing Service Fee Receivable [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer						0	0	0	0	0	0
Beijing Happy Time [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						3.00%	3.00%
Hunan Hapy Technology Development Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						3.00%	3.00%
Hunan Qudian Technology Development Co., Ltd. ("Hunan Qudian") [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						3.00%	3.00%
Xiamen Youdun Technology Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						3.00%	3.00%
Xiamen Youqi Technology Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						3.00%	3.00%
Xiamen Youxiang Time Technology o., Service Ltd. ("Xiamen Youxiang Time") [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						3.00%	3.00%
Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			13.00%	16.00%
Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Research and development costs capitalized						$ 0		$ 0		$ 0
Minimum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						6.00%	6.00%
Maximum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate						16.00%	16.00%
Subsequent Event [Member] | Accounting Standards Update 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in allowance for credit losses	$ 7,000,000	¥ 47,000,000
Change in risk assurance liabilities	157,000,000	1,093,000,000
Cumulative Effect on Retained Earnings, Net of Tax	$ (140,000,000)	¥ (975,000,000)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Summary Of Significant Accounting Policies [Line Items]
Recognition period of performance obligation						3 years						3 years
Previously Reported [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate			16.00%		17.00%